SCHEDULE OF WARRANTS ACTIVITY (Details) - $ / shares	9 Months Ended	12 Months Ended
	Oct. 01, 2022	Jan. 01, 2022	Jan. 02, 2021
Number of Shares, Outstanding Beginning Balance	972,463	26,283	15,433
Weighted Average Exercise Price, Outstanding Beginning Balance	$ 26.80	$ 59.40	$ 105.60
Number of Shares, Issued	1,365,053	995,447	10,850
Weighted Average Exercise Price, Issued	$ 5.91	$ 25.90	$ 48.60
Number of Shares, Exercised		(49,267)
Weighted Average Exercise Price, Exercised		$ 0.0001
Number of Shares, Expired or Cancelled	(658,192)
Weighted Average Exercise Price, Expired or Cancelled	$ 26.08
Number of Shares, Outstanding Ending Balance	1,679,356	972,463	26,283
Weighted Average Exercise Price, Outstanding Ending Balance	$ 10.21	$ 26.80	$ 59.40
Revision of Prior Period, Reclassification, Adjustment [Member]
Number of Shares, Outstanding Beginning Balance	972,495	26,285
Weighted Average Exercise Price, Outstanding Beginning Balance	$ 26.88	$ 59.40
Number of Shares, Issued		995,452
Weighted Average Exercise Price, Issued		$ 25.97
Number of Shares, Exercised		(49,242)
Weighted Average Exercise Price, Exercised		$ 0.0001
Number of Shares, Expired or Cancelled
Weighted Average Exercise Price, Expired or Cancelled
Number of Shares, Outstanding Ending Balance		972,495	26,285
Weighted Average Exercise Price, Outstanding Ending Balance		$ 26.88	$ 59.40